Chapter 11 Proceedings (Schedule of Reorganization Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganizations [Abstract]
Advisory and professional fees	$ 7.1
Unamortized debt issuance costs	42.9
Interest income on surplus cash invested	(0.2)
Reorganization items, net	$ 49.8	$ 0.0	$ 0.0